Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Opening Balance	¥ 63,677	¥ 65,264
Net increase	57,181	(1,587)
Ending Balance	¥ 120,858	¥ 63,677